J.P. Galda & Co.

Attorneys-at-Law

143 Clover Hollow Road

Easton, Pennsylvania 18045

Telephone (215) 815-1534

July 31, 2014

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Converted Carbon Technologies Corp.

Ladies and Gentlemen:

Please find attached for comment a confidential draft registration statement for Converted Carbon Technologies Corp. Please contact the undersigned with comments regarding the attached. In addition to the address and telephone number above, I can be reached at jpgalda@jpgaldaco.com.

Very truly yours,
J.P. Galda & Co.

By:	/s/ J.P. Galda